SCHEDULE OF GOODWILL AND INDEFINITE LIVED INTANGIBLE ASSETS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Goodwill	$ 2,534,275		$ 2,534,275	$ 2,534,275
Indefinite Lived Intangible Asset			770,000	770,000
Beginning balance	13,699	$ 30,137	30,137
Amortization	4,110	4,110	16,438	16,438
Ending balance	9,589		13,699	30,137
Goodwill, Beginning balance	2,534,275	2,534,275	2,534,275
Additions
Impairment
Goodwill, Ending balance	2,534,275		2,534,275	2,534,275
Beginning balance	770,000	770,000	770,000
Additions
Impairment
Ending balance			770,000	770,000
EnP Investments Limited Liability Corporation (LLC) [Member]
Indefinite Lived Intangible Asset	1,790,000		1,830,000	2,006,000
Beginning balance	1,830,000	2,006,000	2,006,000	2,182,000
Amortization	(40,000)		(176,000)	(176,000)
Ending balance			1,830,000	2,006,000
Beginning balance	1,830,000	$ 2,006,000	2,006,000
Ending balance	$ 1,790,000		$ 1,830,000	$ 2,006,000